Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstarct]
ORDINARY SHARES

NOTE 18 — ORDINARY SHARES

We have two authorized classes of ordinary share capital: Class A and Class B ordinary shares (collectively, referred to as Ordinary Shares). The par value of our Ordinary Shares is $0.00001 per share. With the exception for voting and conversion rights, the Class A and Class B ordinary shares are identical. As of December 31, 2025 and 2024, we had authorized Class A ordinary shares of 4,000,000,000 and authorized Class B ordinary shares of 1,000,000,000. As of December 31, 2025, we had 440,715,769 and 439,591,704 Class A ordinary shares issued and outstanding, respectively. As of December 31, 2024, we had 143,531,580 and 139,307,224 Class A ordinary shares issued and outstanding, respectively. We had 83,859,005 Class B ordinary shares issued and outstanding as of December 31, 2025 and had no Class B ordinary shares issued or outstanding as of December 31, 2024.

Issuances in Connection With Recapitalization Transaction

On April 10, 2025, the Company issued 42,685,593 Class A ordinary shares (the “Incentive Shares”) to certain preferred shareholders for no cash proceeds. The aggregate fair value of the Incentive Shares was $513,080,828. The Company determined that the issuance of the Incentive Shares to certain preferred shareholders represents a dividend, which was recorded as an increase in the net loss attributable to the Company in determining the net loss attributable to ordinary shareholders for purposes of calculating earnings per share for the year ended December 31, 2025. Furthermore, since the Company has an accumulated deficit, the dividend was recorded as a reduction to additional paid-in capital, offset by the increase to additional paid-in capital of the fair value of the Incentive Shares issued.

In addition, on April 10, 2025, the Company made the following issuances of and changes in Class A Ordinary Shares:

i.	269,381,830 Class A ordinary shares in connection with the conversion of the Company’s outstanding Preferred Shares.

ii.	82,988,016 Class A ordinary shares held by holdings vehicles controlled by our founder were redesignated as Class B ordinary shares.

iii.	5,852,239 Class A ordinary shares to various SKGR shareholders.

On April 29, 2025, we issued in total 100,000 Class A ordinary shares to several professional service firms as payment for services rendered. The total fair value of the shares issued was $1,442,999.

On May 13, 2025, we issued 1,777,844 Class A ordinary shares in connection with the cashless exercise of the Private Warrants we assumed as part of the business combination transaction. See Note 19 - Warrants for the terms of the Private Warrants.

On various dates in May, June and September, the Company issued in total 804,606 Class A ordinary shares in exchange for aggregate proceeds of $9,252,969 in connection with the exercise of Public Warrants we assumed as part of the business combination transaction. See Note 19 - Warrants for the terms of the Public Warrants.

On various dates in May and June, the Company issued in total 20,453,945 Class A ordinary shares in exchange for aggregate proceeds of $204,539,450 in connection with the exercise of Incentive Warrants. See Note 19 - Warrants for the terms of the Incentive Warrants.

Issuance of Ordinary Shares as Acquisition Consideration

On September 26, 2025, the Company issued 1,237,667 Class A ordinary shares and 870,989 Class B ordinary shares in connection with the Webull Pay Merger. The aggregate fair value of the ordinary shares issued was $40,575,255.

Standby Equity Purchase Agreement

On July 1, 2025, we entered into a standby equity purchase agreement (“SEPA”) with an accredited investor (the “Investor”). Pursuant to the SEPA, we have the right, but not the obligation to issue the Investor, and the Investor has the obligation to subscribe for Class A ordinary shares (the “Shares”), for an aggregate subscription amount of up to $1 billion (the “Commitment Amount”) at any time until July 1, 2028. The SEPA will automatically terminate on the earlier of July 1, 2028 or when the Investor has subscribed for an amount equal to the Commitment Amount.

The issuance price for each subscription of the Shares is 97.5% of the volume weighted average trading price of the Shares on the Nasdaq Stock Market for the applicable trading day in which shares were subscribed for and issued.

As of December 31, 2025, we have issued 11,500,000 Class A ordinary shares for proceeds of $172,730,294 in connection with the SEPA.

Share-based Awards Related Issuances

During the year ended December 31, 2025, the Company delivered 4,051,432 Class A ordinary shares to employees in connection with their vested RSUs. There were no Class A ordinary shares delivered to employees during the year ended December 31, 2024.

During the year ended December 31, 2025, the Company issued 21,580,475 Class A ordinary shares to employees in connection with their exercised options. The Company issued 438,173 Class A ordinary shares to employees during the year ended December 31, 2024 in connection with their exercised options.

Deferred Equity Offering Costs – Recapitalization Transaction

The business combination transaction with SKGR was determined to be representative of a recapitalization transaction and outside the scope ASC 805. Prior to the closing of the business combination transaction, we had capitalized deferred equity offering costs of $11,406,759, which represent direct costs associated with the Company’s SEC registration statement, prospectus, issuance of its ordinary shares and Incentive Warrants, and the assumption of SKGR’s Private and Public Warrants in anticipation of receiving net proceeds in excess of the equity offering costs incurred. However, upon the closing of business combination, higher-than-expected SKGR shareholder redemptions occurred which resulted in the Company receiving net proceeds of $430,066, which consisted of $366,702 from SKGR’s trust account and $63,364 in operating cash that remained after settlement of SKGR’s working capital obligations. The net proceeds received were insufficient to absorb the entire balance of deferred equity offering costs. Therefore, the Company offset the additional paid-in capital amount that resulted from recording the net proceeds received from the Company’s issuance of equity to SKGR shareholders with an equal amount of deferred equity offering costs and expensed the remainder of $10,976,693 within other (expense) income, net in the Company’s consolidated statements of operations and comprehensive (loss) income.

Our Ordinary Shares have the following rights:

Voting Rights

Our Class A ordinary shares are entitled to one vote, and our Class B ordinary shares are entitled to 20 votes. Class A and Class B vote together as one class on all matters requiring a shareholder vote.

Conversion Rights

Our Class A ordinary shares are not convertible into Class B ordinary shares. Our Class B ordinary shares are convertible, at the option of the holder, at any time into one Class A ordinary share. Furthermore, each Class B ordinary share shall automatically convert into one Class A ordinary share upon (i) a transfer by a Class B ordinary shareholder to any person or entity which is not an affiliate of such shareholder or (ii) a change of beneficial ownership of any Class B ordinary share as a result of which any person or entity which is not an affiliate of the registered holder of such Class B ordinary share becomes a beneficial owner of such Class B ordinary share.

Dividend Rights

Subject to the rights of our Preferred Shares, the holders of our Ordinary Shares will be entitled to receive ratable dividends, if any, as may be declared from time to time by our board of directors out of funds legally available for the payment of dividends. As of December 31, 2025, we have not declared or paid a dividend.

Right to Receive Liquidation Distributions

If we liquidate, dissolve or wind up, after all liabilities and, if applicable, the holders of our Preferred Shares have been paid in full according to their respective liquidation preference, the holders of our Ordinary Shares will be entitled to share ratably in all remaining assets.

No Preemptive or Similar Rights

The rights, preferences and privileges of the holders of our Ordinary Shares are subject to, and may be adversely affected by, the rights of the holders of our Preferred Shares. Our Ordinary Shares have no preemptive rights or similar rights with respect to a conversion of Preferred Shares, which may result in significant dilution.

Treasury Shares

As of December 31, 2025 and 2024, Webull Partners Limited (“WPL”), our share-award platform entity for certain employees, holds 1,124,485 and 4,224,356, respectively, of Class A ordinary shares in Webull Corporation. The treasury share outstanding balance is reserved for future RSA issuances and option exercises.

We have treated the reserved share amount as issued but not outstanding and presented them as treasury shares in our consolidated statement of financial position and consolidated statements of changes in shareholders’ equity (deficit). The treasury shares have no cost basis.

In September 2025, the Company net delivered 2,573,632 ordinary shares to employees in connection with their vested RSUs. The Company funded the applicable employment taxes and subsequently liquidated 1,424,804 ordinary shares that were withheld and issued to the Company’s brokerage account. The Company accounted for the withheld shares as treasury shares and recorded the gain from the liquidation of such shares as an increase to additional paid-in-capital.

On September 26, 2025, in connection with the Webull Pay Merger, the Company issued 567,812 ordinary shares to WPL as merger consideration as WPL owned a portion of Webull Pay Inc.’s outstanding shares. Because WPL is a consolidated subsidiary of the Company, these shares are treated as treasury shares in accordance with ASC 810-10-45-5.

The following table presents a summary of the Company’s treasury share reserve activity for the year ended December 31, 2025.

Treasury Shares
Balance as of December 31, 2024	4,224,356
Issuance of vested restricted stock awards	(3,687,209)
Shares purchased	1,424,804
Shares sold	(1,424,804)
Shares received from Webull Pay Merger	567,812
Reserve issuance	19,526
Balance as of December 31, 2025	1,124,485

Employee Share Purchase Plan

On December 22, 2025, we adopted an employee share purchase plan (the “ESPP”), with an aggregate Class A ordinary share reserve of 5,000,000, to provide eligible employees with the opportunity to purchase Class A ordinary shares at a 15% discount to market. The market price for which the discount applies is the lower of (i) the market value of Class A ordinary shares on the commencement date for a specific ESPP offering period (as determined by our compensation committee) or (ii) the market value of Class A ordinary shares on the last trading day of the offering period. The ESPP is subject to approval of the shareholders of the Company within twelve months of its adoption. No Class A ordinary shares have been issued under the ESPP.